SEGMENT AND GEOGRAPHICAL INFORMATION - Long-lived Assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 5,228	$ 5,105
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	1,757	1,518
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	1,942	1,934
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	908	987
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	356	384
Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	265	282
Non-U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 3,471	$ 3,587